Expense Example - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Large Cap Value ETF - Fidelity Enhanced Large Cap Value ETF	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 18
3 years	60
5 years	106
10 years	$ 241